Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

August 1, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses for the iShares Asia 50 ETF, iShares Biotechnology ETF, iShares Blockchain and Tech ETF, iShares Copper and Metals Mining ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Emerging Markets Infrastructure ETF, iShares Environmental Infrastructure and Industrials ETF, iShares ESG Select Screened S&P 500 ETF, iShares ESG Select Screened S&P Mid-Cap ETF, iShares ESG Select Screened S&P Small-Cap ETF, iShares Europe ETF, iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Focused Value Factor ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares Global 100 ETF, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares India 50 ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF, iShares JPX-Nikkei 400 ETF, iShares Latin America 40 ETF, iShares Lithium Miners and Producers ETF, iShares Micro-Cap ETF, iShares Mortgage Real Estate ETF, iShares MSCI USA Quality GARP ETF, iShares Nasdaq Top 30 Stocks ETF, iShares Nasdaq-100 ex Top 30 ETF, iShares North American Natural Resources ETF, iShares Preferred and Income Securities ETF, iShares Residential and Multisector Real Estate ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares

S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF, iShares S&P Small-Cap 600 Value ETF, iShares Semiconductor ETF, iShares Top 20 U.S. Stocks ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Digital Infrastructure and Real Estate ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Manufacturing ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Telecommunications ETF and iShares US Small Cap Value Factor ETF and Statements of Additional Information for the following Trust funds, each dated August 1, 2025, do not differ from those contained in Post-Effective Amendment No. 2,838 to the Trust’s Registration Statement on Form N-1A, filed electronically on July 22, 2025:

iShares Asia 50 ETF

iShares Blockchain and Tech ETF

iShares Copper and Metals Mining ETF

iShares Core S&P 500 ETF

iShares Emerging Markets Infrastructure ETF

iShares Environmental Infrastructure and Industrials ETF

iShares Future AI & Tech ETF

iShares Future Metaverse Tech and Communications ETF

iShares Global 100 ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Dividend Growth ETF

iShares Latin America 40 ETF

iShares Lithium Miners and Producers ETF

iShares Russell 2500 ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary